Impairment of Assets and Assets Held for Sale	12 Months Ended
Mar. 31, 2023
Impairment of Assets and Assets Held for Sale [Abstract]
Impairment of assets and Assets held for sale

23. Impairment of assets and Assets held for sale

In April 2021, the Company has entered into an agreement with Radiance to sell certain subsidiaries (the “Rooftop Subsidiaries”) with an operating capacity of 153 MW (the “Rooftop Portfolio”) for INR 5,350 million, subject to certain purchase price adjustments (the “Rooftop Sale Agreement”). Pursuant to the Rooftop Sale Agreement, Radiance will acquire 100% of the equity ownership of the Rooftop Subsidiaries owned by the Group. The Company had recognized an impairment loss in relation to the Rooftop Subsidiaries aggregating to INR 3,255 million during the year ended March 31, 2021, pursuant thereto these assets (net) are carried at its fair values in the financial statements.

As per the terms of the Rooftop Sale Agreement out of 43.2 MW operating capacity that are part of the Restricted Groups (as defined in the respective Green Bond Indentures) during August 2021, post refinancing of 5.5% Senior Notes and repayment of loan relating to one of a rooftop project of 10 MW the company transferred 100% shareholding in the that project to Radiance and 48.6% of the equity ownership of entities forming part of Restricted Group having 33.2 MW operating capacity has also been transferred to Radiance on the closing date. Pursuant to the terms of the Green Bond Indentures, the remaining 51.4% will only be transferred post refinancing of the Green Bonds.

The transfer of ownership for the remaining operating capacity of 33.2 MW for the Solar Green Bonds is not anticipated to occur within 12 months, hence, the assets and liabilities of these subsidiaries are not presented as “Assets classified as held for sale” and instead continue to be classified within the respective balance sheet captions in the consolidated financial statements at March 31, 2023 and March 31, 2022 respectively.

There is also a restriction on transfer of equity ownership relating to the 16 MW project with Delhi Jal Board (DJB), wherein 49% of the equity ownership was transferred to Radiance on closing date, and the remaining 51% will be transferred on or after March 31, 2024. Accordingly, the related assets and liabilities of the DJB 16 MW project are not presented as “Assets classified as held for sale” and instead continue to be classified within the respective balance sheet captions at March 31, 2023 and March 31, 2022 respectively.

During the current year, Company has transferred 100% shareholding in relation to 2.5 MW operating capacity.

In the event the sale of the Rooftop Subsidiaries does not occur, the Company must reimburse Radiance the equity value of the assets not transferred along with an 10.5% per annum equity return.

Further, the Company and Radiance have mutually agreed to terminate the transfer in shareholding of the remaining un-transferred 86.5 MW portfolio to Radiance, and accordingly, the Purchaser will not purchase from the Sellers and the Sellers will not sell to the Purchaser the AZR Sale Shares (including any Seller Group Loans) as was agreed in the Previous MSPA and further amended under the Amended MSPA. Accordingly, the assets and related liabilities of these subsidiaries are not presented as “Assets classified as held for sale” and instead re-classified within the respective balance sheet captions in the consolidated balance sheet as at March 31, 2022 and March 31, 2023.

The assets and liabilities of the Rooftop Subsidiaries classified as held for sale, together with the calculation of the related impairment loss is shown below.

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Current assets:
Cash and cash equivalents	41	-	-
Restricted cash	9	-	-
Accounts receivable, net	1	-	-
Total current assets	51	-	-
Property, plant and equipment, net	96	-	-
Total assets (A)	147	-	-
Liabilities
Current liabilities:
Accounts payable	1	-	-
Current portion of long-term debt	66	-	-
Interest payable	2	-	-
Other liabilities	4	-	-
Total current liabilities	73	-	-
Non-current liabilities	-	-	-
Total liabilities (B)	73	-	-
Net Assets (C=A-B)	74	-	-
Fair value (D)	54	-	-
Impairment loss/ (reversal)* (E=C-D)	20	-	-

The fair value of consideration related to the rooftop sale in previous year includes expected recovery of VGF for INR 463 million (US$6.1 million). The Company has undertaken to refund to the purchaser an amount equivalent to 85% of any shortfall in recovery of VGF. Based on the current circumstances, management has assessed that they have complied with the conditions associated with the grant of VGF and hence have determined that the recovery of the VGF is likely.

During the previous year ended March 31, 2022, in respect of the 33.2 MW operating capacity that are part of the Restricted Groups, and 16 MW project with Delhi Jal Board, the Company has consolidated the entities in the consolidated financial statements and net carrying value of assets are reinstated. The Company has reported the Minority interest equivalent to shareholding transferred to Radiance.